OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Intangible assets other than goodwill [abstract]
OTHER INTANGIBLE ASSETS

NOTE 18 – OTHER INTANGIBLE ASSETS

The following table shows the movements of the other intangible assets during years ended on December 31, 2021, 2020 and 2019:

	Internally generated				Separate
	Developing		In use		acquisition		Total
Balance as of January 1, 2019	Ps.	246,075	Ps.	362,869	Ps.	424,941	Ps.	1,033,885
Capitalizations / Acquisitions / Purchases		183,428		(109,025)		313,741		388,144
Amortization		—		(25,007)		(185,865)		(210,872)
Withdrawals and transfers		(82,363)		(34,938)		107,457		(9,844)
Effect of movements in exchange rates		16		—		5,162		5,178
Balance as of December 31, 2019	Ps.	347,156	Ps.	193,899	Ps.	665,436	Ps.	1,206,491
Business combination (1)		—		—		174,317		174,317
Capitalizations / Acquisitions / Purchases		339,245		—		220,155		559,400
Amortization		—		(35,272)		(240,174)		(275,446)
Withdrawals and transfers		(213,123)		68,928		131,101		(13,094)
Effect of movements in exchange rates		(74)		—		(27,924)		(27,998)
Balance as of December 31, 2020	Ps.	473,204	Ps.	227,555	Ps.	922,911	Ps.	1,623,670
Capitalizations / Acquisitions / Purchases		376,344		—		192,321		568,665
Amortization		—		(44,916)		(281,672)		(326,588)
Impairment loss		—		—		(3,253)		(3,253)
Withdrawals and transfers		(287,656)		196,317		70,973		(20,366)
Effect of movements in exchange rates		1,369		—		42,545		43,914
Balance as of December 31, 2021	Ps.	563,261	Ps.	378,956	Ps.	943,825	Ps.	1,886,042

(1)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35). Licenses, software and information technology applications Ps. 61,650 and other intangibles Ps. 112,667.